American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
June 30, 2024

Core Plus - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 34.9%
Aerospace and Defense — 1.1%
Boeing Co., 6.30%, 5/1/29(1)	240,000	243,448
Boeing Co., 6.53%, 5/1/34(1)	365,000	373,910
Boeing Co., 5.81%, 5/1/50	553,000	498,729
Bombardier, Inc., 7.25%, 7/1/31(1)	413,000	424,552
Bombardier, Inc., 7.00%, 6/1/32(1)	320,000	324,845
Northrop Grumman Corp., 4.90%, 6/1/34	245,000	238,358
Northrop Grumman Corp., 5.15%, 5/1/40	233,000	222,603
RTX Corp., 5.375%, 2/27/53	180,000	171,099
RTX Corp., 6.40%, 3/15/54	370,000	403,712
Spirit AeroSystems, Inc., 4.60%, 6/15/28	625,000	585,998
TransDigm, Inc., 6.75%, 8/15/28(1)	581,000	588,828
TransDigm, Inc., 6.625%, 3/1/32(1)	410,000	414,637
		4,490,719
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 6.25%, 5/6/29	500,000	508,810
GXO Logistics, Inc., 6.50%, 5/6/34	243,000	246,749
United Parcel Service, Inc., 5.50%, 5/22/54	210,000	208,396
		963,955
Automobile Components — 0.2%
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	866,000	895,860
Automobiles — 1.0%
Ford Motor Credit Co. LLC, 5.85%, 5/17/27	440,000	440,149
Ford Motor Credit Co. LLC, 6.80%, 5/12/28	330,000	340,119
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	550,000	578,834
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	420,000	415,718
General Motors Financial Co., Inc., 5.60%, 6/18/31	330,000	327,645
General Motors Financial Co., Inc., 6.10%, 1/7/34	290,000	293,268
General Motors Financial Co., Inc., 5.95%, 4/4/34	375,000	375,467
Hyundai Capital America, 6.50%, 1/16/29(1)	133,000	138,940
Hyundai Capital America, 6.20%, 9/21/30(1)	267,000	277,621
Toyota Motor Credit Corp., 5.25%, 9/11/28	241,000	243,841
Toyota Motor Credit Corp., 5.55%, 11/20/30	470,000	482,982
		3,914,584
Banks — 4.4%
Bancolombia SA, VRN, 8.625%, 12/24/34	605,000	618,301
Bank of America Corp., VRN, 5.82%, 9/15/29	555,000	566,723
Bank of America Corp., VRN, 5.29%, 4/25/34	720,000	712,870
Bank of America Corp., VRN, 5.47%, 1/23/35	930,000	929,402
Bank of Montreal, VRN, 7.70%, 5/26/84	960,000	982,934
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	345,000	344,797
BNP Paribas SA, VRN, 5.50%, 5/20/30(1)	590,000	587,860
BPCE SA, VRN, 7.00%, 10/19/34(1)	295,000	315,587
BPCE SA, VRN, 6.51%, 1/18/35(1)	230,000	230,406
CaixaBank SA, VRN, 5.67%, 3/15/30(1)	200,000	199,231
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	171,000	177,281
Citigroup, Inc., VRN, 3.67%, 7/24/28	550,000	524,434
Citigroup, Inc., VRN, 4.41%, 3/31/31	500,000	476,714
Citigroup, Inc., VRN, 6.27%, 11/17/33	355,000	371,973

Citigroup, Inc., VRN, 5.83%, 2/13/35	690,000	683,106
Danske Bank AS, VRN, 1.55%, 9/10/27(1)	435,000	399,577
Danske Bank AS, VRN, 5.71%, 3/1/30(1)	245,000	245,780
Fifth Third Bancorp, 8.25%, 3/1/38	670,000	792,855
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	400,000	400,088
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	240,000	241,858
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	472,000	451,432
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	520,000	521,859
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	921,000	951,849
JPMorgan Chase & Co., VRN, 6.25%, 10/23/34	230,000	244,067
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	246,000	244,634
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	341,000	349,999
Lloyds Banking Group PLC, VRN, 5.72%, 6/5/30	585,000	589,999
M&T Bank Corp., VRN, 6.08%, 3/13/32	564,000	562,430
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	250,000	256,387
Svenska Handelsbanken AB, 5.125%, 5/28/27(1)	272,000	272,117
Synchrony Bank, 5.40%, 8/22/25	263,000	261,107
U.S. Bancorp, VRN, 6.79%, 10/26/27	370,000	381,058
Wells Fargo & Co., VRN, 6.30%, 10/23/29	940,000	975,655
Wells Fargo & Co., VRN, 4.90%, 7/25/33	165,000	158,764
Wells Fargo & Co., VRN, 5.39%, 4/24/34	429,000	424,266
Wells Fargo & Co., VRN, 5.56%, 7/25/34	462,000	461,835
Wells Fargo & Co., VRN, 5.01%, 4/4/51	182,000	165,901
		17,075,136
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	885,000	844,106
Keurig Dr Pepper, Inc., Series 10, 5.20%, 3/15/31	790,000	788,654
		1,632,760
Biotechnology — 0.4%
AbbVie, Inc., 5.35%, 3/15/44	313,000	309,625
AbbVie, Inc., 5.40%, 3/15/54	177,000	175,149
Amgen, Inc., 4.05%, 8/18/29	445,000	425,764
Amgen, Inc., 5.65%, 3/2/53	545,000	537,115
		1,447,653
Building Products — 0.7%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,383,000	1,309,963
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	312,000	309,273
Carrier Global Corp., 6.20%, 3/15/54	105,000	112,520
Masterbrand, Inc., 7.00%, 7/15/32(1)	399,000	403,778
Standard Industries, Inc., 4.375%, 7/15/30(1)	584,000	528,142
		2,663,676
Capital Markets — 3.1%
Ares Capital Corp., 5.95%, 7/15/29	495,000	486,749
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	565,000	560,585
Bank of New York Mellon Corp., VRN, 6.47%, 10/25/34	240,000	258,962
BlackRock Funding, Inc., 5.00%, 3/14/34	202,000	200,507
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	155,000	160,711
Blackstone Private Credit Fund, 5.95%, 7/16/29(1)	135,000	132,267
Blue Owl Capital Corp., 3.40%, 7/15/26	325,000	306,315
Blue Owl Credit Income Corp., 7.75%, 1/15/29	605,000	625,035
Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)	245,000	241,779
Charles Schwab Corp., VRN, 6.20%, 11/17/29	247,000	256,972
Charles Schwab Corp., VRN, 6.14%, 8/24/34	200,000	208,346
CI Financial Corp., 7.50%, 5/30/29(1)	585,000	579,758
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	870,000	908,489

Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	989,000	1,013,457
Golub Capital BDC, Inc., 7.05%, 12/5/28	485,000	495,456
Intercontinental Exchange, Inc., 3.625%, 9/1/28(1)	1,723,000	1,625,490
Jefferies Financial Group, Inc., 6.20%, 4/14/34	425,000	430,685
Morgan Stanley, VRN, 5.16%, 4/20/29	242,000	241,269
Morgan Stanley, VRN, 6.34%, 10/18/33	650,000	690,312
Morgan Stanley, VRN, 6.63%, 11/1/34	390,000	421,370
Morgan Stanley, VRN, 5.83%, 4/19/35	170,000	174,328
Northern Trust Corp., VRN, 3.375%, 5/8/32	396,000	374,241
Nuveen LLC, 5.85%, 4/15/34(1)	174,000	174,786
UBS Group AG, 4.125%, 9/24/25(1)	212,000	207,954
UBS Group AG, VRN, 6.44%, 8/11/28(1)	575,000	589,756
UBS Group AG, VRN, 9.02%, 11/15/33(1)	785,000	946,679
		12,312,258
Chemicals — 0.1%
Dow Chemical Co., 4.375%, 11/15/42	150,000	123,765
LYB International Finance III LLC, 5.50%, 3/1/34	320,000	316,750
		440,515
Commercial Services and Supplies — 0.2%
Veralto Corp., 5.45%, 9/18/33(1)	600,000	599,146
Waste Connections, Inc., 3.20%, 6/1/32	440,000	382,582
		981,728
Construction Materials — 0.2%
CRH America Finance, Inc., 5.40%, 5/21/34	311,000	308,293
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	280,000	290,274
		598,567
Consumer Finance — 0.6%
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	605,000	614,658
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)	407,000	404,863
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	732,000	763,711
OneMain Finance Corp., 7.50%, 5/15/31	203,000	205,586
Synchrony Financial, 4.25%, 8/15/24	538,000	536,729
		2,525,547
Consumer Staples Distribution & Retail — 0.3%
Cencosud SA, 5.95%, 5/28/31(1)	419,000	421,087
Sysco Corp., 6.00%, 1/17/34	580,000	609,074
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	180,000	169,451
		1,199,612
Distributors — 0.1%
Gates Corp., 6.875%, 7/1/29(1)	243,000	247,542
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	330,000	221,006
Diversified REITs — 1.1%
Agree LP, 2.90%, 10/1/30	470,000	405,438
Brixmor Operating Partnership LP, 5.50%, 2/15/34	250,000	245,825
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	200,000	198,518
Highwoods Realty LP, 4.20%, 4/15/29	470,000	430,990
Host Hotels & Resorts LP, 5.70%, 7/1/34	296,000	291,081
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	430,000	393,143
Piedmont Operating Partnership LP, 9.25%, 7/20/28	710,000	757,853
Store Capital LLC, 4.50%, 3/15/28	795,000	757,050
Store Capital LLC, 2.75%, 11/18/30	150,000	124,392
Store Capital LLC, 2.70%, 12/1/31	60,000	48,174
Trust Fibra Uno, 4.87%, 1/15/30(1)	445,000	390,885
WP Carey, Inc., 5.375%, 6/30/34	400,000	389,247
		4,432,596

Diversified Telecommunication Services — 1.0%
AT&T, Inc., 4.50%, 5/15/35	430,000	396,155
AT&T, Inc., 4.90%, 8/15/37	377,000	354,083
AT&T, Inc., 4.85%, 3/1/39	765,000	701,122
Sprint Capital Corp., 6.875%, 11/15/28	272,000	288,544
Sprint Capital Corp., 8.75%, 3/15/32	660,000	794,440
Verizon Communications, Inc., 7.75%, 12/1/30	60,000	68,327
Verizon Communications, Inc., 2.55%, 3/21/31	150,000	127,480
Verizon Communications, Inc., 2.36%, 3/15/32	560,000	457,979
Verizon Communications, Inc., 4.27%, 1/15/36	118,000	106,964
Verizon Communications, Inc., 4.81%, 3/15/39	135,000	125,273
Verizon Communications, Inc., 2.99%, 10/30/56	548,000	335,782
		3,756,149
Electric Utilities — 2.5%
American Electric Power Co., Inc., 5.20%, 1/15/29	530,000	527,297
Arizona Public Service Co., 5.70%, 8/15/34	323,000	322,792
Black Hills Corp., 6.00%, 1/15/35	229,000	230,502
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	440,000	416,929
Commonwealth Edison Co., 5.30%, 2/1/53	160,000	151,292
Duke Energy Corp., 2.55%, 6/15/31	220,000	184,293
Duke Energy Corp., 5.00%, 8/15/52	220,000	191,312
Duke Energy Florida LLC, 1.75%, 6/15/30	319,000	264,848
Duke Energy Progress LLC, 4.15%, 12/1/44	646,000	522,691
Duke Energy Progress LLC, 5.35%, 3/15/53	170,000	159,644
Emera, Inc., VRN, 6.75%, 6/15/76	600,000	597,716
Florida Power & Light Co., 2.45%, 2/3/32	474,000	395,056
Florida Power & Light Co., 4.125%, 2/1/42	350,000	295,303
Indianapolis Power & Light Co., 5.70%, 4/1/54(1)	172,000	168,599
MidAmerican Energy Co., 4.40%, 10/15/44	358,000	305,197
MidAmerican Energy Co., 3.15%, 4/15/50	190,000	127,031
MidAmerican Energy Co., 5.85%, 9/15/54	352,000	360,893
NextEra Energy Operating Partners LP, 7.25%, 1/15/29(1)	664,000	681,417
Northern States Power Co., 3.20%, 4/1/52	290,000	193,345
Northern States Power Co., 5.10%, 5/15/53	300,000	276,770
NRG Energy, Inc., 2.00%, 12/2/25(1)	965,000	913,587
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/33	199,000	204,232
Pacific Gas & Electric Co., 6.95%, 3/15/34	170,000	183,197
Pacific Gas & Electric Co., 4.20%, 6/1/41	190,000	149,057
Palomino Funding Trust I, 7.23%, 5/17/28(1)	280,000	294,032
PECO Energy Co., 4.375%, 8/15/52	405,000	333,590
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	588,251	531,117
Union Electric Co., 5.45%, 3/15/53	270,000	260,113
Union Electric Co., 5.25%, 1/15/54	180,000	168,161
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	304,000	308,845
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)	164,000	164,503
		9,883,361
Electronic Equipment, Instruments and Components — 0.1%
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	332,000	334,604
Entertainment — 0.3%
Take-Two Interactive Software, Inc., 5.60%, 6/12/34	416,000	415,141
Warnermedia Holdings, Inc., 3.64%, 3/15/25	149,000	146,718
Warnermedia Holdings, Inc., 3.79%, 3/15/25	124,000	122,214
Warnermedia Holdings, Inc., 4.28%, 3/15/32	350,000	305,601
		989,674

Financial Services — 0.7%
Antares Holdings LP, 2.75%, 1/15/27(1)	366,000	332,620
Corebridge Financial, Inc., 5.75%, 1/15/34	200,000	201,449
Essent Group Ltd., 6.25%, 7/1/29(2)	680,000	680,575
GE Capital Funding LLC, 4.55%, 5/15/32	440,000	420,836
NMI Holdings, Inc., 6.00%, 8/15/29	905,000	897,877
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	288,000	287,317
		2,820,674
Food Products — 0.2%
JDE Peet's NV, 2.25%, 9/24/31(1)	667,000	539,489
Kraft Heinz Foods Co., 5.00%, 6/4/42	335,000	303,189
Mars, Inc., 3.875%, 4/1/39(1)	145,000	123,337
		966,015
Gas Utilities — 0.0%
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)	244,000	176,958
Ground Transportation — 0.6%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	400,000	401,057
Ashtead Capital, Inc., 5.80%, 4/15/34(1)	207,000	205,539
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	362,000	299,989
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	170,000	118,364
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	216,000	207,090
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	100,000	100,255
Union Pacific Corp., 3.55%, 8/15/39	599,000	488,670
United Rentals North America, Inc., 6.00%, 12/15/29(1)	400,000	402,124
		2,223,088
Health Care Equipment and Supplies — 0.5%
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29(1)	700,000	708,798
Solventum Corp., 5.60%, 3/23/34(1)	590,000	579,732
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	531,000	532,452
		1,820,982
Health Care Providers and Services — 2.4%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	104,000	102,055
Centene Corp., 4.625%, 12/15/29	620,000	586,864
Centene Corp., 3.375%, 2/15/30	611,000	542,790
CVS Health Corp., 5.70%, 6/1/34	429,000	428,003
CVS Health Corp., 6.00%, 6/1/44	460,000	451,076
CVS Health Corp., 5.625%, 2/21/53	135,000	125,449
Duke University Health System, Inc., 3.92%, 6/1/47	148,000	119,732
HCA, Inc., 5.45%, 4/1/31	236,000	235,896
HCA, Inc., 5.60%, 4/1/34	501,000	498,164
HCA, Inc., 5.90%, 6/1/53	370,000	360,606
Humana, Inc., 5.75%, 4/15/54	249,000	240,145
Icon Investments Six DAC, 6.00%, 5/8/34	458,000	468,074
IQVIA, Inc., 5.00%, 5/15/27(1)	605,000	590,812
IQVIA, Inc., 6.25%, 2/1/29	555,000	570,849
Kaiser Foundation Hospitals, 3.00%, 6/1/51	270,000	180,132
Select Medical Corp., 6.25%, 8/15/26(1)	745,000	749,281
Star Parent, Inc., 9.00%, 10/1/30(1)	542,000	569,721
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	395,000	399,497
Tenet Healthcare Corp., 5.125%, 11/1/27	304,000	297,769
Tenet Healthcare Corp., 6.125%, 10/1/28	540,000	537,708
UnitedHealth Group, Inc., 5.05%, 4/15/53	670,000	621,033
Universal Health Services, Inc., 1.65%, 9/1/26	667,000	613,586
		9,289,242

Hotels, Restaurants and Leisure — 1.0%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	428,000	392,686
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	290,000	291,612
Carnival Corp., 4.00%, 8/1/28(1)	315,000	296,019
International Game Technology PLC, 5.25%, 1/15/29(1)	1,375,000	1,331,310
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	845,000	863,662
Marriott International, Inc., 3.50%, 10/15/32	275,000	238,225
Marriott International, Inc., 5.30%, 5/15/34	230,000	225,908
Starbucks Corp., 2.55%, 11/15/30	550,000	474,891
		4,114,313
Household Durables — 0.3%
KB Home, 4.80%, 11/15/29	590,000	557,987
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	563,000	472,413
		1,030,400
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 5.25%, 3/1/54	350,000	339,874
Industrial REITs — 0.0%
LXP Industrial Trust, 6.75%, 11/15/28	192,000	199,236
Insurance — 0.5%
Athene Holding Ltd., 6.25%, 4/1/54	296,000	296,449
CNO Financial Group, Inc., 6.45%, 6/15/34	317,000	316,934
MetLife, Inc., 6.40%, 12/15/66	240,000	243,272
Pine Street Trust III, 6.22%, 5/15/54(1)	495,000	495,050
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	425,000	430,093
		1,781,798
IT Services — 0.3%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	685,000	693,139
Kyndryl Holdings, Inc., 3.15%, 10/15/31	365,000	305,808
Kyndryl Holdings, Inc., 4.10%, 10/15/41	227,000	172,151
		1,171,098
Leisure Products — 0.3%
Mattel, Inc., 3.75%, 4/1/29(1)	1,290,000	1,190,663
Machinery — 0.6%
AGCO Corp., 5.80%, 3/21/34	329,000	327,896
Chart Industries, Inc., 7.50%, 1/1/30(1)	730,000	755,270
Ingersoll Rand, Inc., 5.70%, 8/14/33	229,000	234,218
Ingersoll Rand, Inc., 5.45%, 6/15/34	107,000	107,973
Ingersoll Rand, Inc., 5.70%, 6/15/54	72,000	72,532
John Deere Capital Corp., 4.90%, 3/7/31	830,000	826,271
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	229,000	230,424
		2,554,584
Marine Transportation — 0.0%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	146,000	147,533
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	485,000	397,552
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26	222,000	224,207
Comcast Corp., 3.75%, 4/1/40	313,000	254,759
Comcast Corp., 2.94%, 11/1/56	500,000	301,865
Cox Communications, Inc., 3.15%, 8/15/24(1)	115,000	114,567
Fox Corp., 6.50%, 10/13/33	131,000	137,281
Fox Corp., 5.48%, 1/25/39	215,000	205,115
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	1,125,000	1,059,455
TEGNA, Inc., 4.75%, 3/15/26(1)	790,000	773,168
TEGNA, Inc., 5.00%, 9/15/29	521,000	460,573
Time Warner Cable LLC, 6.55%, 5/1/37	435,000	412,227
WPP Finance 2010, 3.75%, 9/19/24	377,000	374,891
		4,715,660

Metals and Mining — 0.4%
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	201,000	199,117
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	413,000	408,841
Glencore Funding LLC, 6.50%, 10/6/33(1)	200,000	208,461
Glencore Funding LLC, 5.63%, 4/4/34(1)	165,000	162,550
Glencore Funding LLC, 5.89%, 4/4/54(1)	100,000	96,246
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	24,000	18,535
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34(1)	462,000	461,472
		1,555,222
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	1,009,000	956,670
Multi-Utilities — 0.6%
Dominion Energy, Inc., 4.90%, 8/1/41	328,000	289,079
DTE Energy Co., 4.875%, 6/1/28	265,000	260,939
DTE Energy Co., 5.85%, 6/1/34	329,000	333,942
Engie SA, 5.625%, 4/10/34(1)	218,000	217,106
Engie SA, 5.875%, 4/10/54(1)	200,000	193,286
Public Service Enterprise Group, Inc., 6.125%, 10/15/33	550,000	571,991
Sempra, 3.25%, 6/15/27	357,000	337,099
		2,203,442
Oil, Gas and Consumable Fuels — 3.1%
Antero Resources Corp., 7.625%, 2/1/29(1)	338,000	348,274
BP Capital Markets America, Inc., 3.06%, 6/17/41	300,000	218,730
Cheniere Energy, Inc., 4.625%, 10/15/28	470,000	456,470
Cheniere Energy, Inc., 5.65%, 4/15/34(1)	175,000	175,248
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	417,000	418,160
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)	530,000	522,334
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	400,000	408,956
Diamondback Energy, Inc., 6.25%, 3/15/33	370,000	387,184
Diamondback Energy, Inc., 5.40%, 4/18/34	323,000	319,906
Diamondback Energy, Inc., 5.75%, 4/18/54	170,000	164,920
Ecopetrol SA, 4.625%, 11/2/31	690,000	565,210
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	400,000	417,405
Energy Transfer LP, 6.55%, 12/1/33	178,000	188,751
Energy Transfer LP, 5.55%, 5/15/34	493,000	488,221
Energy Transfer LP, 6.125%, 12/15/45	390,000	382,693
EQT Corp., 3.625%, 5/15/31(1)	290,000	256,017
Equinor ASA, 3.25%, 11/18/49	279,000	195,360
Marathon Oil Corp., 5.70%, 4/1/34	390,000	397,231
Matador Resources Co., 6.50%, 4/15/32(1)	300,000	300,246
MEG Energy Corp., 5.875%, 2/1/29(1)	490,000	477,048
Northern Natural Gas Co., 5.625%, 2/1/54(1)	175,000	171,549
Occidental Petroleum Corp., 6.625%, 9/1/30	310,000	325,297
Occidental Petroleum Corp., 6.45%, 9/15/36	200,000	209,026
Ovintiv, Inc., 6.25%, 7/15/33	200,000	206,291
Petroleos Mexicanos, 5.95%, 1/28/31	430,000	346,791
Petroleos Mexicanos, 10.00%, 2/7/33	805,000	808,434
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	38,047
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	550,000	545,534
Shell International Finance BV, 2.375%, 11/7/29	380,000	335,390
Shell International Finance BV, 4.375%, 5/11/45	235,000	200,454
Southwestern Energy Co., 5.375%, 3/15/30	867,000	838,131
Southwestern Energy Co., 4.75%, 2/1/32	500,000	460,275
Sunoco LP, 7.00%, 5/1/29(1)	304,000	311,780
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32	170,000	153,266
		12,038,629

Paper and Forest Products — 0.0%
Suzano Austria GmbH, 3.75%, 1/15/31	102,000	88,935
Passenger Airlines — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,098,821	1,090,069
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	815,000	776,284
		1,866,353
Personal Care Products — 0.1%
Kenvue, Inc., 4.90%, 3/22/33	440,000	435,313
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co., 5.50%, 2/22/44	175,000	173,175
Bristol-Myers Squibb Co., 5.55%, 2/22/54	460,000	453,832
Eli Lilly & Co., 5.00%, 2/9/54	247,000	236,058
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)	356,000	367,829
Jazz Securities DAC, 4.375%, 1/15/29(1)	216,000	200,714
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	270,000	260,608
Viatris, Inc., 4.00%, 6/22/50	155,000	104,388
		1,796,604
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	345,000	284,016
Retail REITs — 0.1%
Kite Realty Group Trust, 4.75%, 9/15/30	335,000	320,179
Realty Income Corp., 3.20%, 2/15/31	253,000	221,971
		542,150
Semiconductors and Semiconductor Equipment — 0.1%
KLA Corp., 4.95%, 7/15/52	353,000	328,264
Software — 0.6%
Microsoft Corp., 2.50%, 9/15/50	335,000	211,073
Open Text Corp., 6.90%, 12/1/27(1)	258,000	267,983
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	576,000	519,889
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	547,000	481,882
Oracle Corp., 3.60%, 4/1/40	488,000	375,358
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	455,000	459,292
		2,315,477
Specialized REITs — 0.5%
EPR Properties, 4.95%, 4/15/28	590,000	565,062
EPR Properties, 3.75%, 8/15/29	125,000	111,506
Iron Mountain, Inc., 5.625%, 7/15/32(1)	204,000	193,891
VICI Properties LP, 5.75%, 4/1/34	340,000	337,038
VICI Properties LP, 6.125%, 4/1/54	140,000	134,524
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	482,000	438,742
		1,780,763
Specialty Retail — 0.5%
AutoZone, Inc., 5.10%, 7/15/29	169,000	168,336
AutoZone, Inc., 4.00%, 4/15/30	370,000	348,087
AutoZone, Inc., 6.55%, 11/1/33	254,000	272,901
Home Depot, Inc., 4.95%, 6/25/34	352,000	348,467
Home Depot, Inc., 5.30%, 6/25/54	280,000	273,582
Lowe's Cos., Inc., 5.625%, 4/15/53	380,000	368,222
O'Reilly Automotive, Inc., 5.75%, 11/20/26	372,000	375,558
		2,155,153
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.70%, 8/5/51	755,000	479,907
Apple, Inc., 3.95%, 8/8/52	25,000	20,324
		500,231

Textiles, Apparel and Luxury Goods — 0.2%
Tapestry, Inc., 7.35%, 11/27/28	555,000	576,170
Tapestry, Inc., 7.85%, 11/27/33	230,000	242,368
		818,538
Trading Companies and Distributors — 0.4%
AerCap Holdings NV, VRN, 5.875%, 10/10/79	790,000	786,849
Air Lease Corp., 5.20%, 7/15/31	229,000	223,862
Aircastle Ltd., 5.95%, 2/15/29(1)	420,000	420,065
		1,430,776
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 6.70%, 12/15/33	330,000	351,397
TOTAL CORPORATE BONDS (Cost $138,989,709)		136,997,553
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 34.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Security — 0.0%
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	15,963	15,173
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 34.7%
FHLMC, 6.00%, 9/1/35	134,815	137,748
FHLMC, 2.00%, 6/1/36	1,900,166	1,682,699
FHLMC, 6.00%, 2/1/38	68,649	70,312
FHLMC, 3.50%, 2/1/49	2,030,187	1,835,327
FHLMC, 3.50%, 5/1/50	339,386	303,941
FHLMC, 2.50%, 10/1/50	1,597,902	1,315,985
FHLMC, 2.50%, 5/1/51	2,257,096	1,862,348
FHLMC, 3.50%, 5/1/51	619,968	555,956
FHLMC, 3.00%, 7/1/51	1,494,520	1,284,907
FHLMC, 2.00%, 8/1/51	1,920,876	1,514,722
FHLMC, 2.50%, 10/1/51	1,006,767	837,980
FHLMC, 3.00%, 12/1/51	462,774	394,903
FHLMC, 2.50%, 2/1/52	2,212,999	1,822,034
FHLMC, 3.00%, 2/1/52	2,200,808	1,891,216
FHLMC, 3.50%, 5/1/52	1,152,742	1,030,835
FHLMC, 4.00%, 5/1/52	1,099,721	1,017,808
FHLMC, 4.00%, 5/1/52	614,718	563,730
FHLMC, 4.00%, 6/1/52	2,687,031	2,486,640
FHLMC, 5.00%, 6/1/52	1,176,245	1,140,943
FHLMC, 5.00%, 7/1/52	763,460	746,352
FHLMC, 5.00%, 8/1/52	1,551,616	1,504,938
FHLMC, 4.50%, 10/1/52	2,733,975	2,579,595
FHLMC, 4.50%, 10/1/52	2,281,124	2,154,443
FHLMC, 6.00%, 11/1/52	2,908,166	2,931,506
FHLMC, 5.50%, 12/1/52	666,168	659,220
FHLMC, 6.00%, 1/1/53	3,056,500	3,073,300
FHLMC, 6.50%, 11/1/53	1,824,826	1,863,026
FHLMC, 5.50%, 4/1/54	866,270	857,400
FNMA, 6.00%, 12/1/33	102,140	103,646
FNMA, 2.00%, 5/1/36	879,591	780,563
FNMA, 2.00%, 11/1/36	2,976,764	2,633,066
FNMA, 2.50%, 12/1/36	2,052,689	1,865,209
FNMA, 2.00%, 1/1/37	1,229,372	1,087,474
FNMA, 6.00%, 9/1/37	107,846	110,326
FNMA, 6.00%, 11/1/37	102,153	104,506
FNMA, 4.50%, 4/1/39	114,494	111,261
FNMA, 4.50%, 5/1/39	323,855	314,710
FNMA, 6.50%, 5/1/39	44,948	46,318

FNMA, 4.50%, 10/1/39	541,435	526,142
FNMA, 4.00%, 8/1/41	481,391	454,476
FNMA, 3.50%, 10/1/41	365,621	336,306
FNMA, 3.50%, 2/1/42	260,536	239,635
FNMA, 3.50%, 5/1/42	156,594	143,924
FNMA, 3.50%, 6/1/42	1,399,133	1,284,063
FNMA, 3.50%, 8/1/42	411,714	375,363
FNMA, 3.50%, 9/1/42	139,646	127,274
FNMA, 3.50%, 5/1/45	238,150	215,932
FNMA, 4.00%, 11/1/45	272,568	254,706
FNMA, 4.00%, 11/1/45	110,931	103,902
FNMA, 4.00%, 2/1/46	442,972	414,863
FNMA, 4.00%, 4/1/46	340,239	318,754
FNMA, 3.50%, 2/1/47	626,516	567,322
FNMA, 2.50%, 6/1/50	623,327	514,719
FNMA, 2.50%, 10/1/50	2,208,207	1,811,331
FNMA, 2.50%, 2/1/51	4,125,209	3,416,336
FNMA, 2.50%, 12/1/51	1,598,306	1,320,172
FNMA, 2.50%, 2/1/52	835,770	687,960
FNMA, 3.00%, 2/1/52	2,310,467	1,981,752
FNMA, 3.00%, 2/1/52	1,496,300	1,283,272
FNMA, 2.00%, 3/1/52	3,417,528	2,709,061
FNMA, 2.50%, 3/1/52	1,534,094	1,272,146
FNMA, 3.00%, 3/1/52	1,294,471	1,120,340
FNMA, 3.00%, 4/1/52	1,880,444	1,612,920
FNMA, 3.50%, 4/1/52	1,708,563	1,513,991
FNMA, 3.50%, 4/1/52	683,532	605,533
FNMA, 4.00%, 4/1/52	1,820,556	1,678,217
FNMA, 4.00%, 4/1/52	646,230	598,164
FNMA, 4.00%, 4/1/52	568,741	522,706
FNMA, 3.00%, 5/1/52	1,359,255	1,180,002
FNMA, 3.50%, 5/1/52	2,406,583	2,141,756
FNMA, 3.50%, 5/1/52	1,362,094	1,206,941
FNMA, 4.00%, 5/1/52	1,697,610	1,554,244
FNMA, 3.00%, 6/1/52	1,342,042	1,151,101
FNMA, 3.00%, 6/1/52	548,408	476,084
FNMA, 3.50%, 6/1/52	1,604,596	1,441,196
FNMA, 4.50%, 7/1/52	516,311	487,658
FNMA, 5.00%, 8/1/52	1,735,904	1,682,520
FNMA, 4.50%, 9/1/52	904,498	865,611
FNMA, 5.00%, 9/1/52	1,167,848	1,141,679
FNMA, 5.50%, 10/1/52	1,689,529	1,670,746
FNMA, 5.50%, 1/1/53	3,285,256	3,253,417
FNMA, 6.50%, 1/1/53	3,002,042	3,068,779
FNMA, 5.50%, 3/1/53	753,318	745,539
FNMA, 4.00%, 4/1/53	2,364,476	2,185,266
FNMA, 4.50%, 8/1/53	616,238	586,513
FNMA, 6.00%, 9/1/53	1,736,469	1,746,603
FNMA, 6.00%, 9/1/53	1,671,967	1,684,299
GNMA, 6.00%, TBA	1,953,000	1,961,416
GNMA, 6.50%, TBA	1,936,000	1,963,888
GNMA, 7.00%, 4/20/26	24	24
GNMA, 7.50%, 8/15/26	74	75
GNMA, 8.00%, 8/15/26	18	18
GNMA, 8.00%, 6/15/27	165	166

GNMA, 6.50%, 3/15/28	243	246
GNMA, 6.50%, 5/15/28	557	566
GNMA, 7.00%, 5/15/31	729	747
GNMA, 5.50%, 12/15/32	29,924	30,654
GNMA, 4.50%, 8/15/33	40,113	38,866
GNMA, 6.00%, 9/20/38	36,484	38,184
GNMA, 6.00%, 1/20/39	8,444	8,756
GNMA, 4.50%, 4/15/39	56,272	54,209
GNMA, 4.50%, 6/15/39	128,679	125,566
GNMA, 4.50%, 1/15/40	91,859	89,449
GNMA, 4.50%, 4/15/40	80,308	78,107
GNMA, 4.50%, 12/15/40	156,798	152,516
GNMA, 3.50%, 6/20/42	415,624	381,240
GNMA, 3.00%, 5/20/50	548,512	480,031
GNMA, 3.00%, 7/20/50	1,050,068	915,318
GNMA, 2.00%, 10/20/50	5,286,591	4,284,177
GNMA, 2.50%, 11/20/50	2,077,419	1,726,693
GNMA, 2.50%, 2/20/51	2,217,602	1,869,168
GNMA, 3.50%, 6/20/51	1,087,246	982,106
GNMA, 3.00%, 7/20/51	2,316,691	2,023,150
GNMA, 2.50%, 9/20/51	1,440,646	1,211,918
GNMA, 2.50%, 12/20/51	1,311,618	1,103,295
GNMA, 4.00%, 9/20/52	3,873,219	3,580,677
GNMA, 4.50%, 9/20/52	3,759,953	3,581,263
GNMA, 4.50%, 10/20/52	3,668,705	3,500,590
GNMA, 5.00%, 4/20/53	1,880,706	1,832,760
GNMA, 5.50%, 4/20/53	2,601,090	2,582,809
		136,156,777
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $141,701,728)		136,171,950
PREFERRED STOCKS — 6.6%
Banks — 5.4%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	1,400,000	1,393,439
Banco Santander SA, 4.75%	1,600,000	1,434,085
Barclays PLC, 6.125%	1,400,000	1,373,739
BNP Paribas SA, 7.375%(1)	1,355,000	1,355,007
Commerzbank AG, 7.00%	1,400,000	1,391,290
Credit Agricole SA, 6.875%(1)	420,000	419,179
Credit Agricole SA, 8.125%(1)	1,060,000	1,077,112
Danske Bank AS, 7.00%	1,480,000	1,480,000
HSBC Holdings PLC, 6.00%	590,000	571,178
HSBC Holdings PLC, 6.375%	380,000	379,750
HSBC Holdings PLC, 6.375%	1,380,000	1,377,760
ING Groep NV, 6.50%	1,380,000	1,369,340
Intesa Sanpaolo SpA, 7.70%(1)	1,365,000	1,364,894
Lloyds Banking Group PLC, 7.50%	1,385,000	1,387,962
NatWest Group PLC, 6.00%	495,000	485,465
NatWest Group PLC, 8.00%	860,000	866,459
Nordea Bank Abp, 6.625%(1)	1,395,000	1,387,895
Societe Generale SA, 8.00%(1)	895,000	894,526
Societe Generale SA, 8.50%(1)	1,115,000	1,058,988
		21,068,068

Capital Markets — 0.9%
Charles Schwab Corp., 5.375%	970,000	961,537
Deutsche Bank AG, 7.50%	1,400,000	1,381,233
UBS Group AG, 6.875%	1,320,000	1,311,588
		3,654,358
Electric Utilities — 0.1%
Duke Energy Corp., 4.875%	406,000	403,503
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%(1)	785,000	760,776
TOTAL PREFERRED STOCKS (Cost $25,844,757)		25,886,705
U.S. TREASURY SECURITIES — 6.4%
U.S. Treasury Bonds, 4.375%, 11/15/39	900,000	890,121
U.S. Treasury Bonds, 3.75%, 8/15/41	900,000	813,058
U.S. Treasury Bonds, 2.375%, 2/15/42	3,900,000	2,840,297
U.S. Treasury Bonds, 4.00%, 11/15/42	2,500,000	2,304,590
U.S. Treasury Bonds, 4.375%, 8/15/43	2,200,000	2,124,203
U.S. Treasury Bonds, 4.75%, 11/15/43	4,700,000	4,763,891
U.S. Treasury Bonds, 4.50%, 2/15/44	3,300,000	3,238,125
U.S. Treasury Bonds, 4.625%, 5/15/44	2,300,000	2,296,047
U.S. Treasury Bonds, 3.00%, 5/15/45	700,000	544,305
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	154,922
U.S. Treasury Bonds, 4.125%, 8/15/53	2,900,000	2,701,191
U.S. Treasury Notes, 1.13%, 1/15/25(3)	1,500,000	1,467,035
U.S. Treasury Notes, 3.875%, 11/30/27(3)	1,100,000	1,079,225
TOTAL U.S. TREASURY SECURITIES (Cost $25,843,614)		25,217,010
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
Private Sponsor Collateralized Mortgage Obligations — 4.7%
Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, 11/26/68(1)	465,624	453,304
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(1)	364,747	367,224
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A2, 6.10%, 12/1/63(1)	413,985	413,397
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(1)	1,342,164	1,347,429
Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(1)	1,050,000	1,046,412
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,740	1,635
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 6/25/67(1)	802,211	796,727
Eagle RE Ltd., Series 2023-1, Class M1A, VRN, 7.34%, (30-day average SOFR plus 2.00%), 9/26/33(1)	600,000	604,223
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)	860,000	888,391
Home RE Ltd., Series 2018-1, Class M2, VRN, 8.46%, (1-month SOFR plus 3.11%), 10/25/28(1)	282,505	284,456
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.19%, (30-day average SOFR plus 2.85%), 10/25/34(1)	223,398	224,687
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32	9,580	9,003
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	1,425,000	1,414,692
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	1,514,302	1,524,137
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	293,558	296,060
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	951,129	958,676
OBX Trust, Series 2024-NQM8, Class A1, 6.23%, 5/25/64(1)	843,099	847,598
PRKCM Trust, Series 2024-HOME1, Class A1, 6.43%, 5/25/59(1)	739,689	743,041
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 7.19%, (30-day average SOFR plus 1.85%), 11/25/31(1)	6,954	6,959
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	1,117,368	1,125,247
Sequoia Mortgage Trust, Series 2024-6, Class A11, VRN, 6.00%, 7/27/54(1)	1,456,000	1,448,419
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	73,285	63,224
Verus Securitization Trust, Series 2022-INV1, Class A2, SEQ, 5.80%, 8/25/67(1)	752,187	741,524
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	738,598	741,874
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	2,025,000	2,031,872
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36	56,572	52,662
		18,432,873

U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.34%, (30-day average SOFR plus 2.00%), 6/25/43(1)		448,536	452,611
FHLMC, Series 3397, Class GF, VRN, 5.95%, (30-day average SOFR plus 0.61%), 12/15/37		69,537	69,229
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52		9,234,956	1,175,094
FNMA, Series 2023-R05, Class 1M1, VRN, 7.24%, (30-day average SOFR plus 1.90%), 6/25/43(1)		394,795	399,898
GNMA, Series 2007-5, Class FA, VRN, 5.59%, (1-month SOFR plus 0.25%), 2/20/37		91,775	91,737
			2,188,569
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,539,019)			20,621,442
ASSET-BACKED SECURITIES — 3.9%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		975,000	888,747
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)		824,141	798,795
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		219,689	205,032
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		339,397	317,395
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	1,800,000	1,229,995
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		750,000	696,377
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)		2,481,337	2,277,951
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		358,019	340,418
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		1,156,216	1,082,054
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		740,814	674,714
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)		248,963	205,277
Hotwire Funding LLC, Series 2024-1A, Class C, 9.19%, 6/20/54(1)		475,000	482,770
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		511,472	454,740
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		495,930	447,193
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		1,640,000	1,416,738
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)		700,000	711,190
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.12%, 5/20/36(1)		48,583	48,464
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)		362,519	336,663
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)		575,000	553,380
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)		1,116,042	1,113,131
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)		1,000,000	1,018,752
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)		212,766	211,161
TOTAL ASSET-BACKED SECURITIES (Cost $16,270,086)			15,510,937
COLLATERALIZED LOAN OBLIGATIONS — 3.8%
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.19%, (3-month SOFR plus 1.86%), 4/30/31(1)		650,000	652,057
AMMC CLO XII Ltd., Series 2013-12A, Class BR, VRN, 7.09%, (3-month SOFR plus 1.76%), 11/10/30(1)		1,050,000	1,053,575
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.41%, (1-month SOFR plus 1.08%), 12/15/35(1)		219,988	218,305
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.79%, (1-month SOFR plus 1.46%), 11/15/36(1)		1,473,000	1,466,916
Atrium IX, Series 9A, Class BR2, VRN, 7.10%, (3-month SOFR plus 1.76%), 5/28/30(1)		625,000	626,966
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.73%, (3-month SOFR plus 2.40%), 7/15/31(1)		484,821	486,271
BXMT Ltd., Series 2020-FL2, Class D, VRN, 7.39%, (1-month SOFR plus 2.06%), 2/15/38(1)		706,000	541,811
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.44%, (3-month SOFR plus 2.11%), 10/15/31(1)		242,720	243,603
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.09%, (3-month SOFR plus 1.76%), 4/15/32(1)		348,430	348,770
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.44%, (3-month SOFR plus 2.11%), 10/15/30(1)		1,000,000	1,002,375
Elevation CLO Ltd., Series 2018-9A, Class B, VRN, 7.34%, (3-month SOFR plus 2.01%), 7/15/31(1)		1,150,000	1,158,177
Greystone CRE Notes Ltd., Series 2019-FL2, Class C, VRN, 7.44%, (1-month SOFR plus 2.11%), 9/15/37(1)		920,500	918,372
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 7.69%, (3-month SOFR plus 2.36%), 7/18/30(1)		600,000	600,986
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 7.32%, (3-month SOFR plus 2.00%), 7/20/31(1)		1,425,000	1,429,386
LCM XXII Ltd., Series 22A, Class A2R, VRN, 7.04%, (3-month SOFR plus 1.71%), 10/20/28(1)		700,000	701,348
Monroe Capital MML CLO Ltd., Series 2017-1A, Class AR, VRN, 6.89%, (3-month SOFR plus 1.56%), 4/22/29(1)		116,096	116,204
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.29%, (3-month SOFR plus 1.96%), 1/16/31(1)		500,000	502,768

Octagon Investment Partners 31 Ltd., Series 2017-1A, Class CRR, 6.85%, 7/20/30(1)	1,000,000	993,421
Palmer Square Loan Funding Ltd., Series 2022-1A, Class D, VRN, 10.33%, (3-month SOFR plus 5.00%), 4/15/30(1)	900,000	903,080
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.09%, (1-month SOFR plus 2.75%), 5/19/38(1)	451,000	453,020
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.39%, (3-month SOFR plus 2.06%), 1/15/30(1)	675,000	676,565
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $15,140,529)		15,093,976
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	304,000	230,905
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	388,000	299,936
Bank, Series 2021-BN36, Class D, VRN, 2.50%, 9/15/64(1)	387,896	262,274
Bank5, Series 2024-5YR7, Class AS, VRN, 6.49%, 6/15/57	1,042,000	1,075,250
BBCMS Mortgage Trust, Series 2019-C5, Class D, 2.50%, 11/15/52(1)	415,246	310,224
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57(2)	1,337,000	1,376,348
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.25%, 7/15/51(1)	529,000	391,173
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	752,000	533,542
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	318,000	195,338
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(1)	758,491	661,157
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.94%, (1-month SOFR plus 1.61%), 11/15/38(1)	469,000	466,560
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	625,000	472,032
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)	1,254,000	1,236,207
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 4.10%, 12/10/36(1)	510,000	497,561
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	289,000	229,181
Morgan Stanley Capital I Trust, Series 2020-L4, Class D, 2.50%, 2/15/53(1)	628,000	437,300
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	1,097,000	950,974
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	970,000	986,956
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	240,000	205,582
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,839,479)		10,818,500
MUNICIPAL SECURITIES — 1.0%
California State University Rev., 2.98%, 11/1/51	400,000	272,253
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AGM)	105,000	82,972
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	322,975
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	910,000	760,630
Houston GO, 3.96%, 3/1/47	255,000	217,637
Los Angeles Community College District GO, 6.75%, 8/1/49	130,000	149,922
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	580,000	442,115
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	50,334
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	45,752
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	455,000	345,673
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	150,000	143,539
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	225,000	150,464
State of California GO, 4.60%, 4/1/38	140,000	132,125
State of California GO, 7.60%, 11/1/40	25,000	29,992
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	460,000	461,371
University of California Rev., 3.07%, 5/15/51	220,000	150,689
TOTAL MUNICIPAL SECURITIES (Cost $4,683,842)		3,758,443
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Chile — 0.1%
Chile Government International Bonds, 5.33%, 1/5/54	300,000	283,486
Colombia — 0.0%
Colombia Government International Bonds, 8.00%, 11/14/35	200,000	206,113

Indonesia — 0.1%
Indonesia Government International Bonds, 5.10%, 2/10/54	300,000	283,312
Mexico — 0.2%
Mexico Government International Bonds, 6.35%, 2/9/35	191,000	192,524
Mexico Government International Bonds, 6.00%, 5/7/36	500,000	488,041
		680,565
Panama — 0.1%
Panama Government International Bonds, 6.875%, 1/31/36	273,000	267,265
Panama Government International Bonds, 4.50%, 4/1/56	400,000	259,870
		527,135
Romania — 0.3%
Romania Government International Bonds, 6.625%, 2/17/28(1)	1,186,000	1,212,715
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,218,264)		3,193,326
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
Tennessee Valley Authority, 1.50%, 9/15/31 (Cost $399,947)	400,000	325,796
SHORT-TERM INVESTMENTS — 0.5%
Commercial Paper(4) — 0.5%
Landesbank Baden-Wuerttemberg, 5.46%, 7/1/24(1)	1,750,000	1,749,222
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	83,507	83,507
TOTAL SHORT-TERM INVESTMENTS (Cost $1,833,507)		1,832,729
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $405,304,481)		395,428,367
OTHER ASSETS AND LIABILITIES — (0.8)%		(3,223,650)
TOTAL NET ASSETS — 100.0%		$392,204,717

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,225,591	CAD	1,683,226	Citibank N.A.	9/18/24	$(7,044)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	164	September 2024	$33,491,875	$31,978
U.S. Treasury 5-Year Notes	259	September 2024	27,603,734	143,199
U.S. Treasury 10-Year Notes	79	September 2024	8,688,766	(24,998)
U.S. Treasury 10-Year Ultra Notes	6	September 2024	681,188	(5,449)
U.S. Treasury Long Bonds	86	September 2024	10,174,875	25,000
U.S. Treasury Ultra Bonds	47	September 2024	5,891,156	97,990
			$86,531,594	$267,720
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29	$2,725,000	$142,198	$31,997	$174,195
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corp.
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $118,672,919, which represented 30.3% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,581,743.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$136,997,553	—
U.S. Government Agency Mortgage-Backed Securities	—	136,171,950	—
Preferred Stocks	—	25,886,705	—
U.S. Treasury Securities	—	25,217,010	—
Collateralized Mortgage Obligations	—	20,621,442	—
Asset-Backed Securities	—	15,510,937	—
Collateralized Loan Obligations	—	15,093,976	—
Commercial Mortgage-Backed Securities	—	10,818,500	—
Municipal Securities	—	3,758,443	—
Sovereign Governments and Agencies	—	3,193,326	—
U.S. Government Agency Securities	—	325,796	—
Short-Term Investments	$83,507	1,749,222	—
	$83,507	$395,344,860	—
Other Financial Instruments
Futures Contracts	$298,167	—	—
Swap Agreements	—	$174,195	—
	$298,167	$174,195	—
Liabilities
Other Financial Instruments
Futures Contracts	$30,447	—	—
Forward Foreign Currency Exchange Contracts	—	$7,044	—
	$30,447	$7,044	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.